Accrued expenses, accounts payable and other liabilities	12 Months Ended
Mar. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accrued expenses, accounts payable and other liabilities
19.
Accrued expenses, accounts payable and other liabilities

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	107,205	103,369
Other deposits and advances received (i)	55,200	54,964
Payable to merchants and third party marketing affiliates	26,798	31,425
Accrued bonus and staff costs, including sales commission	28,343	29,000
Payables and accruals for purchases of property and equipment	17,032	15,625
Amounts due to related companies (ii)	7,783	10,383
Other taxes payable (iii)	8,761	6,997
Operating lease liabilities (Note 6)	4,994	5,667
Contingent and deferred consideration in relation to investments and acquisitions	2,045	901
Escrow money payable	203	107
Others	13,096	17,512
	271,460	275,950
Non-current:
Operating lease liabilities (Note 6)	30,259	28,548
Contingent and deferred consideration in relation to investments and acquisitions	990	1,058
Others	628	773
	31,877	30,379

(i)
Other deposits and advances received as of March 31, 2022 and 2023 include buyer protection fund deposits received from merchants on the Company’s marketplaces (Note 10).
(ii)
Amounts due to related companies primarily represent balances arising from the transactions with Ant Group (Note 22). The balances are unsecured, interest free and repayable within the next twelve months.
(iii)
Other taxes payable primarily represent VAT and PRC individual income tax of employees withheld by the Company.